Stock-based compensation - Restricted share units (Details) - RSU $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares tranche	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022
Stock-based compensation
Number of shares awarded | shares	197,688	120,065
Vesting period of awards	36 months
Expiration term of the awards		36 months	36 months
Number of tranches | tranche	3
Stock-based compensation expense	$ 0.9	$ 1.0
Total unrecognized non-cash stock-based compensation expense	$ 2.3	1.5
Unrecognized non-cash stock-based compensation expected to recognize over a weighted average period (in years)	2 years 2 months 12 days
Value of the stock unit liability	$ 2.7	1.8
Value of stock unit liability, current	$ 1.2	$ 0.8